Guggenheim Core Bond Fund Expense Example - Class R6 Shares [Member] - Guggenheim Core Bond Fund - Class R6	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 48
Expense Example, with Redemption, 3 Years	177
Expense Example, with Redemption, 5 Years	317
Expense Example, with Redemption, 10 Years	$ 726